Short-term Investments	12 Months Ended
Dec. 31, 2022
Short-term Investments [Abstract]
Short-term Investments

4.	Short-term Investments
Short-term Investments consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Held-to-maturity investments	1,360,304	1,123,594
Available-for-sale investments	609,058	1,006,783

Total	1,969,362	2,130,377

As of December 31, 2021 and 2022, the maturity dates for the held-to-maturity
investments and
available-for-sale
investments were within one year.
Held-to-maturity
investments were mainly deposits in commercial banks with maturities less than one year and wealth management products issued by commercial banks and other financial institutions for which the Group has the positive intent and ability to hold those securities to maturity.
Available-for-sale
investments include wealth management products issued by commercial banks and other financial institutions which are not classified as trading securities or as held-to-maturity
securities. For the years ended December 31, 2020, 2021 and 2022, the gross unrealized
holding gains on
held-to-maturity
investments were RMB 128, RMB 5,411 and RMB 6,045, respectively. For the years ended December 31, 2020, 2021 and 2022, the gross unrealized gains on available-for-sale
investments were RMB 1,724, RMB 192 and RMB 174, respectively.